Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 566
Commercial [Member] | Less Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	536
Commercial [Member] | Greater Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	30
Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	9,789
Standby Letters of Credit [Member] | Less Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	4,526
Standby Letters of Credit [Member] | Greater Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 5,263